Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2022
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid
Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2022	2021	2020	2022	2021	2020
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	1.25	0.90	0.42	389	281	129
– second interim	2.01	3.47	—	625	1,077	—
	3.26	4.37	0.42	1,014	1,358	129